Statement of Profit or loss		12 Months Ended
		Jan. 31, 2018 CAD ($)	Jan. 31, 2017 CAD ($)	Jan. 31, 2016 CAD ($)
OPERATING EXPENSES
Consulting fees - related party	[1]	$ 20,900	$ 675	$ 375
Consulting fees - Option based payments	[2]	0	510,753	82,447
Depreciation		3,596	4,399	5,364
Directors fees		11,500	11,000	13,000
Directors fees - Option based payments	[2]	0	887,565	101,336
Filing and transfer agent fees		29,198	48,446	83,179
Foreign exchange (gain)loss		1,880	2,931	(2,336)
Finance income		(704)	(784)	(967)
Investor relations - related party	[1]	62,000	82,000	132,000
Investor relations - Option based payments	[2]	0	575,347	17,880
Office and miscellaneous		16,658	18,842	61,071
Office rent		77,444	79,596	79,991
Professional fees (Note 10)	[1]	69,942	72,245	47,599
Professional fees - Option based payments	[2]	66,419	105,345	3,251
Shareholder information and promotion		25,395	26,982	38,024
Telephone		4,946	5,636	5,411
Travel		10,599	7,353	15,512
Wages and benefits		256	0	0
Loss from operations		(400,029)	(2,438,331)	(683,137)
Income tax expense (Note 12)		0	0	0
Net loss and comprehensive loss for the year		$ (400,029)	$ (2,438,331)	$ (683,137)

[1]	Note 10
[2]	Note 8 & 10